Note 17 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
2020	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$239,632	$2,125,622	$30,781	$2,396,035
Segmented liabilities	281,740	159,718	87,548	529,006
Segmented revenue - online	331,701	-	-	331,701
Segmented revenue – royalty	8,335	1,762,018	-	1,770,353
Segmented direct costs	109,498	219,911	-	329,409
Segmented selling, general & administrative expense	(566,064)	71,477	568,695	74,108
Segmented other expense	300,784	222,118	581	523,483
Segmented profit (loss)	495,817	1,248,512	(569,276)	1,175,053
2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$136,648	$1,739,269	$75,973	$1,951,990
Segmented liabilities	286,109	675,856	223,749	1,185,714
Segmented revenue - online	259,172	-	-	259,172
Segmented revenue – royalty	22,846	1,674,204		1,697,050
Segmented direct costs	124,471	87,836	-	212,307
Segmented selling, general & administrative expense	224,320	247,673	525,166	997,159
Segmented other expense	116,212	279,056	723	395,991
Segmented profit (loss)	(182,985)	1,059,639	(525,889)	350,765
2018	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$141,238	$1,087,463	$73,303	$1,302,004
Segmented liabilities	348,214	160,750	234,446	743,410
Segmented revenue - online	206,955	-	-	206,955
Segmented revenue – offline	8,012	-	-	8,012
Segmented revenue – royalty	38,701	1,686,514	-	1,725,215
Segmented direct costs	180,832	90,188	-	271,020
Segmented selling, general & administrative expense	348,436	64,580	787,750	1,200,766
Segmented other expense	10,918	196,079	905	207,902
Segmented profit (loss)	(475,131)	1,335,666	(788,655)	71,879
Other Financial Items	2020	2019	2018
Print-Based English language learning segment income	$1,248,512	$1,059,639	$1,335,666
Online language learning segment income (loss)	495,817	(182,985)	(475,131)
Head office	(569,276)	(525,889)	(788,655)
Foreign exchange gain (loss)	(34,200)	(10,584)	38,351
Interest and other financial	(7,331)	(83,750)	(51,898)
Share-based payments	(23,144)	(93,865)	(162,489)
Other comprehensive income (loss)	(32,770)	(48,749)	32,202
Total Comprehensive Income (Loss)	$1,077,609	$113,817	$(71,954)

Disclosure of geographical areas [text block]
	2020	2019	2018
Latin America	$277,856	$214,381	$187,008
China	1,774,175	1,684,872	1,702,249
Other	50,023	56,929	50,925
	$2,102,054	$1,956,222	$1,940,182
	2020	2019	2018
Canada	$40,021	$548,829	$52,131
China	452	567	1,033
	$40,473	$549,396	$53,164